Exhibit 99.1

PRP Depositor 2022-INV1, LLC, filed June 6, 2022.

•	https://www.sec.gov/Archives/edgar/data/1932669/000121390022031323/s137747_abs15g.htm

PRP Depositor 2022-NQM1, LLC, filed September 19, 2022.

•	https://www.sec.gov/Archives/edgar/data/1947025/000121390022056990/s142590_abs15g.htm

PRP Depositor 2023-NQM1, LLC, filed February 1, 2023.

•	https://www.sec.gov/Archives/edgar/data/1948954/000121390023006493/s148582_abs15g.htm